SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) segment	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Goodwill disclosures
Number of reporting Unit	1	1
Number of reportable segment	1	1
Goodwill impairment recognized	¥ 2,223	$ 349	$ 0	$ 0
Goodwill wrote off	2,223	349	$ 0	$ 0
Shiji (Hainan) Medical Technology Ltd.
Goodwill disclosures
Goodwill impairment recognized	2,223	349
Fair value of goodwill | ¥	0
Goodwill wrote off	¥ 2,223	$ 349